Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Future Minimum Lease Payments Receivable Under Long-Term Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases as of December 31, 2014:

Year ending December 31:
2015	$317,390
2016	233,601
2017	166,116
2018	105,562
2019 and thereafter	92,887

Total future minimum lease payments receivable	$915,556

Net Gains on Sales of Containers

During the years ended December 31, 2014, 2013 and 2012, the Company recorded the following net gains on sales of containers, included in gains on sale of containers, net in the consolidated statements of comprehensive income:

	2014		2013		2012
	Units	Amount	Units	Amount	Units	Amount
Gains on sale of previously written down containers, net	30,686	$3,657	9,431	$2,954	1,441	$971
Gains on sale of containers not written down, net	66,877	9,812	64,553	24,386	45,621	33,866

Gains on sales of containers, net	97,563	$13,469	73,984	$27,340	47,062	$34,837

Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings

Except for the countries outside of the U.S. noted in the table below, customers in no other single country made up greater than 10% of the Company’s total fleet container lease billings during 2014, 2013 and 2012.

Country	2014	2013	2012
People’s Republic of China	16.5%	22.8%	24.1%
France	11.8%	12.1%	12.2%
Korea	11.5%	10.0%	n/a
Switzerland	10.8%	10.2%	n/a
Singapore	10.6%	n/a	n/a
Taiwan	10.1%	na	n/a

Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS

A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS during 2014, 2013 and 2012 is presented as follows:

Share amounts in thousands	2014	2013	2012
Numerator:
Net income attributable to Textainer Group Holdings Limited common shareholders	$189,362	$182,809	$206,950
Denominator:
Weighted average common shares outstanding—basic	56,719	56,317	51,277
Dilutive share options and restricted share units	360	545	954

Weighted average common shares outstanding—diluted	$57,079	$56,862	$52,231

Net income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$3.34	$3.25	$4.04
Diluted	$3.32	$3.21	$3.96

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and 2013:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
December 31, 2014
Assets
Interest rate swaps, collars and caps	$—	$1,568	$—

Total	$—	$1,568	$—

Liabilities
Interest rate swaps, collars and caps	$—	$2,219	$—

Total	$—	$2,219	$—

December 31, 2013
Assets
Interest rate swaps, collars and caps	$—	$1,831	$—

Total	$—	$1,831	$—

Liabilities
Interest rate swaps, collars and caps	$—	$3,994	$—

Total	$—	$3,994	$—

Summary of Assets Measured at Fair Value on Non-Recurring Basis

The following table summarizes the Company’s assets measured at fair value on a non-recurring basis as of December 31, 2014 and 2013:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Years Ended December 31, 2014 and 2013
	(Level 1)	(Level 2)	(Level 3)	Total Impairments (2)
December 31, 2014
Assets
Containers held for sale (1)	$—	$10,606	$—	$11,457

Total	$—	$10,606	$—	$11,457

December 31, 2013
Assets
Containers held for sale (1)	$—	$7,418	$—	$4,214

Total	$—	$7,418	$—	$4,214

(1)	Represents the carrying value of containers included in containers held for sale in the consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.
(2)	Included in depreciation expense and container impairment in the accompanying consolidated statements of income.